Non-current assets held for sale (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current Assets Held For Sale
Balance at beginning of year		R$ 1,065,420	R$ 1,362,602	R$ 1,580,496
Loan repayments - repossession of assets		201,391	235,904	445,173
Capital Increase in Companies held for sale		56,512	66,197
Sales		(413,777)	(599,283)	(663,067)
Final balance, gross		909,546	1,065,420	1,362,602
Impairment losses	[1]	R$ (210,410)	R$ (249,075)	R$ (269,693)
Impairment as a percentage of foreclosed assets		23.13%	23.38%	19.79%
Balance at end of year		R$ 699,136	R$ 816,345	R$ 1,092,909

[1]	In 2022, includes the amount of R$196,649 (2021 – R$182,448 and 2020 – R$24,751) of reversal of provisions for depreciation on real estate and R$2,053 (2021 – R$2,194) of provisions for depreciation on vehicles, constituted based on appraisal reports prepared by a specialized external consultancy, accounted for as a provision for non-recovery losses (“impairment”).